Commitments, guarantees, contingencies and other disclosures (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of Estimated Amount of Contracts Remaining to be Executed on Capital Accounts
Estimated amount of contracts remaining to be executed on capital accounts and not provided for:

	As at,
	March 31, 2021	March 31, 2022	March 31, 2022
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Oil & Gas sector
Cairn Oil & Gas	15,547	21,690	286

Aluminium sector
Lanjigarh Refinery (Phase II)	11,877	28,605	377
Jharsuguda 1.25 MTPA smelter	4,630	15,770	208
BALCO smelter expansion from 0.57 MTPA to 1 MTPA	—	46,427	612

Zinc sector
Zinc India (mines expansion, solar and smelter)	3,625	5,070	67
Gamsberg mining & milling project	938	2,064	27

Copper sector
Tuticorin Smelter 400 KTPA*	29,951	30,514	402

Others	18,722	38,429	506

Total	85,290	188,569	2,485

*	currently contracts are under suspension under the force majeure clause as per the contract

Summary of Commitments Related to the Minimum Work Programme
Committed work programme (Other than capital commitment):

	As at,
	March 31, 2021	March 31, 2022	March 31, 2022
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Oil & Gas sector
Cairn Oil and Gas (OALP - Oil and Gas blocks)	56,254	56,149	740